Consolidated Balance Sheets (Parentheticals) - shares	Mar. 31, 2023	Mar. 31, 2022 [1]
Statement of Financial Position [Abstract]
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	36,250,054	36,250,054
Ordinary shares, outstanding	36,250,054	36,250,054

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.